Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	The Clorox Company 401(k) Plan
Entity Tax Identification Number	31-0595760
EBP, Plan Number	001
EBP, asset held for investment, participant loan, maturity	2040-07	[1]
Participant loans	$ 19,273,572	[1]
Total investments	$ 2,438,186,086
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, asset held for investment, participant loans, interest rate	4.25%	[1]
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, asset held for investment, participant loans, interest rate	9.50%	[1]
Investment, Identifier [Axis]: Common collective trust fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,202,048,537
Investment, Identifier [Axis]: Eaton Vance Atlanta Capital SMID Cap Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 119,030,901
Investment, Identifier [Axis]: Galliard Stable Return Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current Value	$ 100,354,192
Investment, Identifier [Axis]: J.P. Morgan Chase Bank US Active Core Equity Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current Value	$ 206,829,869
Investment, Identifier [Axis]: MFS International Equity [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current Value	$ 51,398,650
Investment, Identifier [Axis]: Mutual fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 126,304,016
Investment, Identifier [Axis]: Northern World Selection Index Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 7,273,115
Investment, Identifier [Axis]: Prudential Global Investment Management Core Plus Bond Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current Value	$ 37,885,991
Investment, Identifier [Axis]: State Street Russell Small Mid Cap Index Securities Lending Series Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current Value	$ 128,022,910
Investment, Identifier [Axis]: The Clorox Company Common Stock [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]	[1]
Current Value	$ 39,035,502	[1]
Investment, Identifier [Axis]: Vanguard Brokerage Option [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Self-Directed Brokerage Account [Member]	[2]
Current Value	$ 51,524,459	[2]
Investment, Identifier [Axis]: Vanguard Institutional 500 Index Trust [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
Current Value	$ 405,969,059	[1]
Investment, Identifier [Axis]: Vanguard Institutional Total Bond Market Index Trust [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
Current Value	$ 155,816,213	[1]
Investment, Identifier [Axis]: Vanguard Institutional Total International Stock Market Index Trust [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
Current Value	$ 143,915,488	[1]
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust I [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
Current Value	$ 26,873,600	[1]
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust I [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
Current Value	$ 91,169,225	[1]
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust I [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
Current Value	$ 79,981,899	[1]
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust I [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
Current Value	$ 192,101,187	[1]
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust I [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
Current Value	$ 104,959,736	[1]
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust I [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
Current Value	$ 216,519,254	[1]
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust I [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
Current Value	$ 96,462,333	[1]
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust I [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
Current Value	$ 85,245,440	[1]
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust I [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
Current Value	$ 40,375,245	[1]
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust I [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
Current Value	$ 12,901,636	[1]
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust I [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
Current Value	$ 1,745,634	[1]
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust I [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
Current Value	$ 23,520,976	[1]

[1]	Indicates a party-in-interest to the Plan.
[2]	May include party-in-interest investments